SCHEDULE OF INVESTMENTS
Corporate Bond (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value

AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.500%, 5-26-22	$1,470	$1,484
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12-15-27 (A)	807	776
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	1,572	1,478
American Airlines, Inc. Pass-Through Certificates, Series 2016-1, Class AA, 3.575%, 1-15-28	809	777
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class AA, 3.650%, 2-15-29	2,072	1,992
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020AA, Class B, 2.000%, 6-10-28	1,525	1,473
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7-7-28	2,483	2,431

TOTAL ASSET-BACKED SECURITIES – 1.5%		$10,411

(Cost: $10,638)

CORPORATE DEBT SECURITIES

Communication Services

Advertising – 0.2%
Lamar Media Corp., 4.875%, 1-15-29(A)	1,350	1,404

Alternative Carriers – 0.7%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	3,554	4,360

Cable & Satellite – 2.0%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.464%, 7-23-22	1,800	1,906
4.500%, 2-1-24	931	1,032

Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.900%, 3-1-38	500	592
4.600%, 10-15-38	1,125	1,432
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.250%, 11-1-39	3,875	4,288
Cox Communications, Inc.:
1.800%, 10-1-30(A)	850	838
2.950%, 10-1-50(A)	850	816
Viacom, Inc., 4.750%, 5-15-25	2,000	2,295

		13,199

Integrated Telecommunication Services – 2.2%
AT&T, Inc.:
2.950%, 7-15-26	2,000	2,184
3.650%, 6-1-51	600	606
3.300%, 2-1-52	1,584	1,474
3.500%, 9-15-53(A)	800	779
3.550%, 9-15-55(A)	942	901
Verizon Communications, Inc.:
4.500%, 8-10-33	3,500	4,420
5.250%, 3-16-37	1,250	1,728
4.812%, 3-15-39	1,684	2,207

		14,299

Interactive Media & Services – 0.4%
Alphabet, Inc., 2.050%, 8-15-50	2,570	2,388

Movies & Entertainment – 0.3%
Walt Disney Co. (The), 4.125%, 6-1-44	1,724	2,076

Publishing – 0.4%
Thomson Reuters Corp.:
3.350%, 5-15-26	850	935
5.850%, 4-15-40	1,500	2,009

		2,944

Wireless Telecommunication Service – 1.3%
Crown Castle Towers LLC, 3.663%, 5-15-25(A)	2,450	2,622
Sprint Spectrum L.P., 3.360%, 9-20-21(A)	875	885
T-Mobile USA, Inc.:
3.500%, 4-15-25(A)	2,805	3,078
4.375%, 4-15-40(A)	1,025	1,201
3.300%, 2-15-51(A)	425	419

		8,205

Total Communication Services - 7.5%		48,875

Consumer Discretionary

Apparel Retail – 0.6%
Ross Stores, Inc., 5.450%, 4-15-50	1,425	1,857
TJX Cos., Inc. (The), 3.500%, 4-15-25	2,000	2,230
		4,087

Apparel, Accessories & Luxury Goods – 0.5%
PVH Corp., 4.625%, 7-10-25(A)	1,050	1,094
Ralph Lauren Corp., 2.950%, 6-15-30	2,025	2,113
		3,207

Automobile Manufacturers – 0.1%
Nissan Motor Co. Ltd., 3.522%, 9-17-25(A)	850	859

Automotive Retail – 0.3%
AutoNation, Inc., 4.750%, 6-1-30	1,700	2,012

Casinos & Gaming – 0.2%
GLP Capital L.P. and GLP Financing II, Inc., 5.375%, 4-15-26	425	471
Las Vegas Sands Corp., 3.500%, 8-18-26	595	603
		1,074

Education Services – 0.1%
University of Southern California, 3.028%, 10-1-39	500	538

Footwear – 1.0%
NIKE, Inc.:
3.250%, 3-27-40	2,900	3,295
3.375%, 3-27-50	2,575	2,976

		6,271

General Merchandise Stores – 0.7%
Target Corp., 2.650%, 9-15-30	4,000	4,474

Home Improvement Retail – 0.3%
Home Depot, Inc. (The), 4.200%, 4-1-43	1,670	2,087

Homebuilding – 1.0%
D.R. Horton, Inc., 2.600%, 10-15-25	3,080	3,303
NVR, Inc., 3.000%, 5-15-30	3,302	3,563
		6,866

Hotels, Resorts & Cruise Lines – 0.7%
Royal Caribbean Cruises Ltd.:
2.650%, 11-28-20	1,875	1,865
3.700%, 3-15-28	3,500	2,570

		4,435

Internet & Direct Marketing Retail – 1.2%
Amazon.com, Inc.:
3.875%, 8-22-37	1,850	2,300
2.500%, 6-3-50	1,650	1,675
Booking Holdings, Inc., 4.625%, 4-13-30	2,255	2,695
Expedia Group, Inc.:
6.250%, 5-1-25(A)	1,090	1,201
7.000%, 5-1-25(A)	117	127

		7,998

Restaurants – 0.3%
Darden Restaurants, Inc., 4.550%, 2-15-48	2,000	1,987

Total Consumer Discretionary - 7.0%		45,895

Consumer Staples

Agricultural Products – 0.3%
Cargill, Inc.:
3.250%, 5-23-29(A)	1,400	1,582
3.875%, 5-23-49(A)	500	601

		2,183

Brewers – 0.5%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36	2,850	3,438
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 4.750%, 1-23-29	113	137
		3,575

Drug Retail – 0.5%
CVS Health Corp.:
4.100%, 3-25-25	1,613	1,823
4.780%, 3-25-38	1,175	1,422

		3,245

Food Distributors – 0.4%
Sysco Corp., 6.600%, 4-1-40	1,730	2,330

Food Retail – 0.3%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(A)	1,600	1,724

Hypermarkets & Super Centers – 1.0%
Walmart, Inc., 4.050%, 6-29-48	5,240	6,821

Packaged Foods & Meats – 1.8%
Hormel Foods Corp., 1.800%, 6-11-30	3,500	3,610
Mars, Inc., 2.375%, 7-16-40(A)	2,520	2,515
Nestle Holdings, Inc.:
3.900%, 9-24-38(A)	980	1,228
4.000%, 9-24-48(A)	1,485	1,946
Smithfield Foods, Inc.:
2.650%, 10-3-21(A)	1,250	1,258
3.350%, 2-1-22(A)	1,500	1,516

		12,073

Personal Products – 0.4%
Estee Lauder Co., Inc. (The), 4.150%, 3-15-47	1,875	2,353

Soft Drinks – 1.2%
Coca-Cola Co. (The):
1.375%, 3-15-31	1,325	1,312
2.500%, 3-15-51	850	844
PepsiCo, Inc.:
3.450%, 10-6-46	1,500	1,735
3.375%, 7-29-49	2,175	2,501
3.625%, 3-19-50	1,275	1,546

		7,938

Tobacco – 1.5%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
3.490%, 2-14-22	1,830	1,902
2.850%, 8-9-22	2,550	2,653
Imperial Brands Finance plc, 3.125%, 7-26-24(A)	4,200	4,441
Philip Morris International, Inc., 2.875%, 5-1-24	585	627
		9,623

Total Consumer Staples - 7.9%		51,865

Energy
Integrated Oil & Gas – 0.3%
National Fuel Gas Co., 5.500%, 1-15-26	1,875	2,046

Oil & Gas Equipment & Services – 0.5%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 2.773%, 12-15-22	3,000	3,137

Oil & Gas Exploration & Production – 1.8%
BP Capital Markets plc (GTD by BP plc):
3.216%, 11-28-23	1,000	1,075
3.814%, 2-10-24	3,000	3,297
Canadian Natural Resources Ltd., 3.850%, 6-1-27	4,950	5,333
ConocoPhillips Co. (GTD by ConocoPhillips), 4.150%, 11-15-34	218	242
EQT Corp.:
3.000%, 10-1-22	1,450	1,419
7.875%, 2-1-25(B)	650	720

		12,086

Oil & Gas Refining & Marketing – 0.6%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps), 0.834%, 2-26-21(C)	2,000	2,000
Valero Energy Corp., 1.200%, 3-15-24	1,750	1,743
		3,743

Oil & Gas Storage & Transportation – 4.7%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	2,000	2,153
Cheniere Corpus Christi Holdings LLC, 7.000%, 6-30-24	1,075	1,238
Colonial Pipeline Co., 4.250%, 4-15-48(A)	1,000	1,147
Colorado Interstate Gas Co., 4.150%, 8-15-26(A)	1,000	1,125
Energy Transfer Partners L.P.:
4.200%, 4-15-27	500	517
6.000%, 6-15-48	1,000	1,004
EQT Midstream Partners L.P., 4.750%, 7-15-23	1,000	999
Kinder Morgan, Inc., 5.550%, 6-1-45	1,000	1,189
Midwest Connector Capital Co. LLC, 4.625%, 4-1-29(A)	2,409	2,433
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11-1-24	1,031	1,063
4.500%, 12-15-26	1,750	1,867
Sabal Trail Transmission LLC, 4.246%, 5-1-28(A)	2,500	2,808
Sabine Pass Liquefaction LLC, 4.200%, 3-15-28	2,150	2,333
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10-1-27	1,500	1,531
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4-1-21	500	507
Tennessee Gas Pipeline Co., 7.000%, 3-15-27	2,000	2,464
Transcontinental Gas Pipe Line Co. LLC:

3.250%, 5-15-30(A)	1,225	1,323
4.600%, 3-15-48	1,000	1,138
Williams Partners L.P., 4.850%, 3-1-48	3,250	3,648
		30,487

Total Energy - 7.9%		51,499

Financials

Asset Management & Custody Banks – 2.9%
Apollo Management Holdings L.P., 2.650%, 6-5-30(A)	4,850	4,852
Blackstone Holdings Finance Co. LLC:
3.500%, 9-10-49(A)	1,058	1,156
2.800%, 9-30-50(A)	2,150	2,105
Brookfield Finance LLC (GTD by Brookfield Asset Management, Inc.), 3.450%, 4-15-50	1,150	1,130
KKR Group Finance Co. III LLC, 5.125%, 6-1-44(A)	1,885	2,350
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.), 3.500%, 8-25-50(A)	425	432
National Securities Clearing Corp., 1.500%, 4-23-25(A)	5,000	5,154
Owl Rock Capital Corp.:
5.250%, 4-15-24	675	700
4.000%, 3-30-25	1,025	1,034

		18,913

Consumer Finance – 0.5%
Ford Motor Credit Co. LLC:
5.875%, 8-2-21	1,500	1,528
3.810%, 1-9-24	1,500	1,485
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 3.200%, 7-6-21	500	508
		3,521

Diversified Banks – 7.1%
Banco Santander S.A., 3.500%, 4-11-22	1,250	1,297
Bank of America Corp.:
2.503%, 10-21-22	4,000	4,084
2.496%, 2-13-31	2,000	2,085
1.898%, 7-23-31	1,200	1,195
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps), 1.019%, 2-5-26(C)	4,000	3,982
Bank of New York Mellon Corp. (The), 3.550%, 9-23-21	1,250	1,286
BB&T Corp., 2.750%, 4-1-22	3,500	3,616
Citizens Bank N.A., 3.250%, 2-14-22	1,050	1,088
Commonwealth Bank of Australia, 2.000%, 9-6-21(A)(D)	1,500	1,524
Danske Bank A.S., 2.700%, 3-2-22(A)	1,300	1,339
Fifth Third Bank N.A.:
2.250%, 6-14-21	500	506
3.350%, 7-26-21	1,500	1,533
ING Groep N.V., 3.550%, 4-9-24	1,325	1,443
Korea Development Bank, 3.000%, 3-19-22	1,125	1,163
Mitsubishi UFJ Financial Group, Inc.:
2.998%, 2-22-22	500	517
3.218%, 3-7-22	2,000	2,075

Mizuho Financial Group, Inc., 2.953%, 2-28-22	3,000	3,100
Toronto-Dominion Bank, 3.250%, 3-11-24	1,275	1,382
U.S. Bancorp, 3.375%, 2-5-24	704	766
U.S. Bank N.A., 3.450%, 11-16-21	3,500	3,616
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	1,014
3.069%, 1-24-23	1,500	1,547
2.393%, 6-2-28	2,500	2,607
4.150%, 1-24-29	1,000	1,175
2.572%, 2-11-31	400	418
5.013%, 4-4-51	650	883
Westpac Banking Corp., 2.000%, 8-19-21	1,000	1,015
		46,256

Diversified Capital Markets – 0.3%
Credit Suisse Group AG, 3.574%, 1-9-23(A)	2,000	2,069

Financial Exchanges & Data – 0.4%
Intercontinental Exchange, Inc., 2.650%, 9-15-40	2,475	2,474

Insurance Brokers – 1.7%
Brown & Brown, Inc.:
4.200%, 9-15-24	2,754	3,039
4.500%, 3-15-29	550	627
2.375%, 3-15-31	950	958
Marsh & McLennan Cos., Inc.:
3.500%, 12-29-20	1,000	1,008
2.750%, 1-30-22	2,000	2,057
Willis North America, Inc., 2.950%, 9-15-29	3,320	3,588
		11,277

Investment Banking & Brokerage – 3.9%
Credit Suisse Group Funding (Guernsey) Ltd., 3.125%, 12-10-20	1,000	1,005
Daiwa Securities Group, Inc., 3.129%, 4-19-22(A)	1,000	1,033
Goldman Sachs Group, Inc. (The):
3.000%, 4-26-22	1,000	1,015
2.905%, 7-24-23	1,000	1,037
4.250%, 10-21-25	3,250	3,692
3.500%, 11-16-26	2,000	2,210
4.017%, 10-31-38	2,700	3,145
Morgan Stanley:
4.875%, 11-1-22	2,931	3,169
5.000%, 11-24-25	2,150	2,522
3.875%, 1-27-26	3,850	4,388
3.971%, 7-22-38	800	946
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps), 1.664%, 10-24-23(C)	1,500	1,524
		25,686

Life & Health Insurance – 3.0%
Aflac, Inc., 4.750%, 1-15-49	2,250	2,895
MetLife Global Funding I, 1.950%, 9-15-21(A)	2,000	2,032
Metropolitan Life Insurance Co., 3.450%, 10-9-21(A)	3,000	3,094
New York Life Global Funding, 2.900%, 1-17-24(A)	5,500	5,893
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(A)	3,000	3,382

Principal Life Global Funding II, 3.000%, 4-18-26(A)	1,000	1,108
Protective Life Global Funding, 2.700%, 11-25-20(A)	1,000	1,003
		19,407

Other Diversified Financial Services – 4.3%
Citigroup, Inc.:
3.500%, 5-15-23	2,260	2,410
3.875%, 3-26-25	2,000	2,200
3.520%, 10-27-28	1,750	1,944
2.666%, 1-29-31	1,925	2,025
4.412%, 3-31-31	1,300	1,559
4.700%, 7-30-68	850	821
5.000%, 3-12-69	2,500	2,488
JPMorgan Chase & Co.:
3.220%, 3-1-25	6,000	6,449
4.493%, 3-24-31	3,000	3,656
2.522%, 4-22-31	2,000	2,129
4.000%, 10-1-68	1,650	1,559
5.000%, 2-1-69	1,000	998

		28,238

Regional Banks – 0.9%
PNC Bank N.A.:
2.450%, 11-5-20	264	264
3.300%, 10-30-24	1,000	1,098
PNC Financial Services Group, Inc. (The), 2.600%, 7-23-26	1,875	2,047
SunTrust Banks, Inc., 3.200%, 4-1-24	2,500	2,711
		6,120

Reinsurance – 0.4%
Reinsurance Group of America, Inc., 3.900%, 5-15-29	2,085	2,379

Specialized Finance – 0.7%
Air Lease Corp.:
2.875%, 1-15-26	355	349
3.000%, 2-1-30	1,075	1,000
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 4.420%, 6-15-21(A)	748	766
Fidelity National Financial, Inc.:
5.500%, 9-1-22	750	814
3.400%, 6-15-30	1,850	1,987

		4,916

Total Financials - 26.1%		171,256

Health Care

Biotechnology – 0.6%
Amgen, Inc.:
3.875%, 11-15-21	2,071	2,132
4.950%, 10-1-41	1,500	1,981

		4,113

Health Care Distributors – 0.4%
McKesson Corp., 3.650%, 11-30-20	2,500	2,513

Health Care Equipment – 1.0%
Becton Dickinson & Co., 2.894%, 6-6-22	3,000	3,104
Boston Scientific Corp., 4.550%, 3-1-39	1,875	2,344
Zimmer Biomet Holdings, Inc., 5.750%, 11-30-39	725	965
		6,413

Health Care Facilities – 0.7%
HCA, Inc. (GTD by HCA Holdings, Inc.), 4.750%, 5-1-23	2,435	2,656

Universal Health Services, Inc., 2.650%, 10-15-30(A)	1,925	1,916
		4,572

Health Care Services – 0.6%
Cigna Corp., 3.400%, 9-17-21	2,500	2,573
CVS Caremark Corp., 3.875%, 7-20-25	1,250	1,409
		3,982

Health Care Supplies – 0.8%
Abbott Laboratories, 4.750%, 11-30-36	1,315	1,758
Dentsply Sirona, Inc., 3.250%, 6-1-30	2,523	2,741
Shire Acquisitions Investments Ireland Designated Activity Co., 2.400%, 9-23-21	274	279
		4,778

Managed Health Care – 1.6%
Humana, Inc., 2.900%, 12-15-22	5,000	5,231
UnitedHealth Group, Inc.:
3.500%, 2-15-24	2,500	2,745
2.750%, 5-15-40	1,400	1,470
3.700%, 8-15-49	1,000	1,194

		10,640

Pharmaceutials – 0.2%
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
2.200%, 9-2-30(A)	750	745
3.300%, 9-2-40(A)	750	735

		1,480

Pharmaceuticals – 1.4%
Bayer U.S. Finance LLC, 3.000%, 10-8-21(A)	1,500	1,538
Elanco Animal Health, Inc.:
4.912%, 8-27-21(B)	1,250	1,283
5.022%, 8-28-23(B)	1,500	1,607
Merck & Co., Inc., 2.350%, 6-24-40	1,250	1,268
Novartis Capital Corp. (GTD by Novartis AG), 2.750%, 8-14-50	1,850	1,982
Zoetis, Inc., 4.700%, 2-1-43	1,100	1,446
		9,124

Total Health Care - 7.3%		47,615

Industrials

Aerospace & Defense – 2.0%
BAE Systems Holdings, Inc., 3.850%, 12-15-25(A)	1,500	1,693
Boeing Co. (The):
1.650%, 10-30-20(D)	500	500
2.950%, 2-1-30	2,000	1,934
3.750%, 2-1-50	3,375	3,088
Harris Corp., 5.054%, 4-27-45	1,500	2,032
Raytheon Technologies Corp., 3.125%, 7-1-50	1,075	1,147
Rockwell Collins, Inc., 2.800%, 3-15-22(A)	1,500	1,547
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.), 4.600%, 6-15-28	720	591
United Technologies Corp., 4.625%, 11-16-48	400	520
		13,052

Agricultural & Farm Machinery – 0.3%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC), 1.950%, 7-2-23	1,850	1,880

Airlines – 0.6%
Aviation Capital Group Corp., 2.875%, 1-20-22(A)	3,000	2,977
Sydney Airport Finance, 3.625%, 4-28-26(A)	1,000	1,081

		4,058

Building Products – 0.4%
Lennox International, Inc., 1.350%, 8-1-25	2,500	2,518

Diversified Support Services – 0.2%
Genpact Luxembourg S.a.r.l. (GTD by Genpact Ltd.), 3.375%, 12-1-24	1,500	1,571

Environmental & Facilities Services – 1.3%
Republic Services, Inc., 3.050%, 3-1-50	3,800	3,980
Waste Connections, Inc., 3.500%, 5-1-29	1,549	1,763
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 4.100%, 3-1-45	2,500	3,053
		8,796

Industrial Machinery – 0.6%
IDEX Corp., 3.000%, 5-1-30	1,530	1,683
Roper Technologies, Inc., 2.950%, 9-15-29	2,000	2,200

		3,883

Railroads – 0.8%
Burlington Northern Santa Fe LLC, 4.550%, 9-1-44	1,000	1,299
Kansas City Southern, 4.300%, 5-15-43	1,475	1,556
Union Pacific Corp., 3.550%, 8-15-39	1,875	2,142
		4,997

Research & Consulting Services – 1.1%
CoStar Group, Inc., 2.800%, 7-15-30(A)	1,850	1,916
IHS Markit Ltd., 5.000%, 11-1-22(A)	1,705	1,830
RELX Capital, Inc. (GTD by RELX plc), 4.000%, 3-18-29	1,148	1,349
Verisk Analytics, Inc., 3.625%, 5-15-50	1,605	1,826
		6,921

Total Industrials - 7.3%		47,676

Information Technology

Application Software – 2.2%
Adobe, Inc., 2.300%, 2-1-30	4,050	4,368
Autodesk, Inc., 2.850%, 1-15-30	3,500	3,849
Infor, Inc., 1.750%, 7-15-25(A)	3,270	3,370
NXP B.V. and NXP Funding LLC, 4.625%, 6-1-23(A)	2,595	2,841
		14,428

Communications Equipment – 0.2%
Motorola Solutions, Inc., 5.500%, 9-1-44	1,200	1,388

Data Processing & Outsourced Services – 1.8%
Global Payments, Inc., 2.650%, 2-15-25	3,000	3,183
PayPal Holdings, Inc.:
2.650%, 10-1-26	2,050	2,237
2.300%, 6-1-30	2,600	2,743
Visa, Inc., 2.700%, 4-15-40	3,397	3,667
		11,830

Electronic Components – 0.4%
Amphenol Corp., 2.050%, 3-1-25	695	728
Maxim Integrated Products, Inc., 3.450%, 6-15-27	1,700	1,894
		2,622

IT Consulting & Other Services – 0.3%
Leidos, Inc. (GTD by Leidos Holdings, Inc.):
2.950%, 5-15-23(A)	478	502
4.375%, 5-15-30(A)	1,275	1,492

		1,994

Semiconductor Equipment – 0.3%
Lam Research Corp.:
3.750%, 3-15-26	1,275	1,462
2.875%, 6-15-50	415	429

		1,891

Semiconductors – 3.8%
Broadcom, Inc., 5.000%, 4-15-30	2,000	2,359
Intel Corp.:
4.000%, 12-15-32	1,500	1,859
4.100%, 5-19-46	4,000	4,982
Microchip Technology, Inc., 3.922%, 6-1-21	2,750	2,810
QUALCOMM, Inc.:
4.800%, 5-20-45	500	669
4.300%, 5-20-47	1,500	1,923
Taiwan Semiconductor Manufacturing Co. Ltd., 1.375%, 9-28-30(A)	2,500	2,453
Texas Instruments, Inc.:
3.875%, 3-15-39	3,500	4,320
4.150%, 5-15-48	400	522
Xilinx, Inc., 2.375%, 6-1-30	2,625	2,762
		24,659

Systems Software – 1.1%
Microsoft Corp., 3.450%, 8-8-36	4,500	5,442
ServiceNow, Inc., 1.400%, 9-1-30	2,050	1,992
		7,434

Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.:
2.400%, 5-3-23	2,895	3,046
4.500%, 2-23-36	2,500	3,340
3.850%, 5-4-43	1,350	1,680
3.850%, 8-4-46	2,300	2,871
2.950%, 9-11-49	725	793
2.400%, 8-20-50	1,667	1,669
Seagate HDD Cayman (GTD by Seagate Technology plc), 5.750%, 12-1-34	875	994
		14,393

Total Information Technology - 12.3%		80,639

Materials

Construction Materials – 0.1%
Vulcan Materials Co., 3.900%, 4-1-27	425	482

Diversified Chemicals – 0.2%
DowDuPont, Inc., 4.205%, 11-15-23	1,300	1,429

Diversified Metals & Mining – 0.2%
Anglo American Capital plc, 3.750%, 4-10-22(A)	1,500	1,554

Fertilizers & Agricultural Chemicals – 0.3%
Mosaic Co. (The), 4.250%, 11-15-23	400	434
Nutrien Ltd., 5.250%, 1-15-45	1,320	1,682
		2,116

Metal & Glass Containers – 0.1%
Colonial Enterprises, Inc., 3.250%, 5-15-30(A)	700	785

Specialty Chemicals – 0.6%
Ecolab, Inc., 4.800%, 3-24-30	850	1,080
Methanex Corp., 5.250%, 3-1-22	2,404	2,547
		3,627

Total Materials - 1.5%		9,993

Real Estate

Health Care REITs – 0.2%
Healthpeak Properties, Inc., 2.875%, 1-15-31	1,025	1,085

Industrial REITs – 0.2%
Aircastle Ltd., 5.500%, 2-15-22	598	611
Avolon Holdings Funding Ltd., 3.250%, 2-15-27(A)	1,000	892
		1,503

Specialized REITs – 2.2%
American Tower Corp.:
3.070%, 3-15-23(A)	1,500	1,531
3.000%, 6-15-23	2,500	2,647
4.400%, 2-15-26	1,000	1,141
American Tower Trust I, 3.652%, 3-23-28(A)	1,000	1,084
Crown Castle International Corp.:
5.250%, 1-15-23	1,027	1,128
3.200%, 9-1-24	1,250	1,348
4.000%, 3-1-27	2,000	2,271
CubeSmart L.P. (GTD by CubeSmart), 4.375%, 2-15-29	1,615	1,894
Life Storage L.P. (GTD by Life Storage, Inc.), 2.200%, 10-15-30	425	424
Public Storage, Inc., 3.385%, 5-1-29	700	807
		14,275

Total Real Estate - 2.6%		16,863

Utilities

Electric Utilities – 3.1%
Appalachian Power Co., 4.500%, 3-1-49	1,500	1,871
CenterPoint Energy, Inc.:
4.250%, 11-1-28	1,683	2,006
2.950%, 3-1-30	750	821
Commonwealth Edison Co., 3.650%, 6-15-46	3,000	3,534
Duke Energy Indiana LLC, 3.750%, 5-15-46	1,000	1,168
Entergy Corp.:

0.900%, 9-15-25	1,300	1,298
3.750%, 6-15-50	1,200	1,364
National Rural Utilities Cooperative Finance Corp., 4.400%, 11-1-48	2,000	2,617
Southern California Edison Co., 4.125%, 3-1-48	1,525	1,667
Virginia Electric and Power Co., Series B, 4.600%, 12-1-48	1,736	2,365
Wisconsin Electric Power Co.:
4.250%, 6-1-44	250	296
4.300%, 10-15-48	1,250	1,592

		20,599

Gas Utilities – 0.3%
Southern California Gas Co., 4.300%, 1-15-49	1,500	1,907

Independent Power Producers & Energy Traders – 0.4%
Black Hills Corp., 4.350%, 5-1-33	2,000	2,402

Multi-Utilities – 1.6%
Baltimore Gas and Electric Co., 4.250%, 9-15-48	1,500	1,903
Dominion Energy, Inc.:
3.600%, 3-15-27	2,000	2,274
4.600%, 3-15-49	1,200	1,599
Dominion Resources, Inc., 2.750%, 1-15-22	3,000	3,076
Public Service Electric and Gas Co., 1.900%, 3-15-21	2,000	2,012
		10,864

Water Utilities – 0.5%
American Water Capital Corp., 4.150%, 6-1-49	2,500	3,133

Total Utilities - 5.9%		38,905

TOTAL CORPORATE DEBT SECURITIES – 93.3%		$611,081

(Cost: $577,789)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO - 0.1%
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 3.365%, 3-25-35(C)	847	671

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$671

(Cost: $843)

MUNICIPAL BONDS - TAXABLE

New York – 0.6%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3-1-29 (A)	2,805	3,866

Ohio – 0.4%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12-1-46	2,000	2,520

TOTAL MUNICIPAL BONDS - TAXABLE – 1.0%		$6,386

(Cost: $4,805)

OTHER GOVERNMENT SECURITIES(E)

Canada - 0.5%
Province de Quebec, 7.140%, 2-27-26	2,500	3,248

TOTAL OTHER GOVERNMENT SECURITIES – 0.5%		$3,248

(Cost: $2,675)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.2%
Tennessee Valley Authority, 2.875%, 2-1-27	1,000	1,136

Mortgage-Backed Obligations - 0.0%
Government National Mortgage Association Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index), 0.004%, 6-17-45(C)(F)	11	—*

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,136

(Cost: $1,001)

SHORT-TERM SECURITIES	Shares

Money Market Funds(H) - 2.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.040%(G)	207	207
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	18,878	18,878
		19,085

TOTAL SHORT-TERM SECURITIES – 2.9%		$19,085

(Cost: $19,085)

TOTAL INVESTMENT SECURITIES – 99.5%		$652,018

(Cost: $616,836)

CASH AND OTHER ASSETS, NET OF LIABILITIES(I) – 0.5%		3,248

NET ASSETS – 100.0%		$655,266

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the total value of these securities amounted to $118,287 or 18.1% of net assets.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2020.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	All or a portion of securities with an aggregate value of $371 are on loan.
(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at September 30, 2020.
(I)	Cash of $104 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	67	12-21-20	6,700	$(9,349)	$(25)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$10,411	$—
Corporate Debt Securities	—	611,081	—
Mortgage-Backed Securities	—	671	—
Municipal Bonds	—	6,386	—
Other Government Securities	—	3,248	—
United States Government Agency Obligations	—	1,136	—
Short-Term Securities	19,085	—	—

Total	$19,085	$632,933	$—

Liabilities
Futures Contracts	$25	$—	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$616,836

Gross unrealized appreciation	38,730

Gross unrealized depreciation	(3,548)

Net unrealized appreciation	$35,182